Expense Example ((John Hancock Government Income Fund), (John Hancock Government Income Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
(John Hancock Government Income Fund) | (John Hancock Government Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	$ 1,697